Financial Instruments and Financial Risk Management - Summary of Debt-to-Equity and Debt-to-Capitalization Ratios (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)		Dec. 31, 2018 USD ($)
Disclosure Of Financial Instruments [Abstract]
Long-term debt	$ 872,544	$ 1,343,307		$ 1,161,430
Shareholders' equity	$ 1,790,177	$ 1,159,292	[1]	$ 1,155,882	[1]
Debt-to-equity ratio	0.49	1.16
Debt-to-capitalization ratio	0.33	0.54

[1]	Recasted for change in presentation currency (see note 2c))